CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ¥ / shares	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 9	¥ 10	¥ 9	¥ 10